Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets (Parenthetical) [Abstract]
Cash Committed for Construction Projects Consolidated Variable Interest Entities	$ 143.6
Solar Energy Systems Property Plant And Equipment Consolidated Variable Interest Entities	157.5	53.1
Short Term Solar Energy System Financing And Current Portion Of Long Term Solar Energy System Financing And Capital Lease Obligations Consolidated Variable Interest Entities	5.8	2.9
Long Term Solar Energy Systems Financing And Capital Leases Less Current Portion Consolidated Variable Interest Entities	$ 234.6	$ 69.2
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50.0	50.0
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300.0	300.0
Common Stock, Shares, Issued	266.9	241.9
Treasury Stock, Shares	0	10.6